Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure representing major components of tax expense income [line items]
Current taxes	$ 2,813	$ 2,055
Origination and reversal of temporary differences	5	150
Effect of changes in tax rates	7	3
Provision for taxes	2,825	2,208
Unrealized gains on FVOCI debt securities	113	79
Reclassification to earnings of (gains) on FVOCI debt securities	(23)	(31)
Gains on derivatives designated as cash flow hedges	365	966
Reclassification to earnings of losses on derivatives designated as cash flow hedges	397	536
Unrealized (losses) on hedges of net foreign operations	(29)	(38)
Unrealized gains (losses) on FVOCI equity securities	(4)	3
Gains (losses) on remeasurement of pension and other employee future benefit plans	53	1
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(92)	(242)
Income tax (recovery) recorded directly in equity	(136)	(95)
Aggregate provision for income tax in Other Comprehensive Income and Equity	644	1,179
Total provision for income taxes	$ 3,469	$ 3,387